Short-term bank loans	12 Months Ended
Dec. 31, 2022
Short Term Borrowings Abstract [Abstract]
Short-term bank loans
15.
Short-term bank loans

Type of loans	December 31, 2021	December 31, 2022
	NT$000	NT$000
Bank loans
Unsecured bank loans	731,751	—
Interest rate range	0.6604%~0.7394%	—
Unused credit lines of short-term bank loans
NT$000	2,918,249	4,364,400
US$000	85,025	90,000